Going Concern (Details Narrative) - Eos SENOLYTIXS Inc [Member] - USD ($)	Jun. 29, 2026	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Cash			$ 1,700,000
Cash		$ 14,934
Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 900,000